Trade and Other Payables (Details) - Schedule of trade and other payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 4,962	$ 4,406
Accruals	1,570	1,775
Total	$ 6,532	$ 6,181